Derivatives and Hedging - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) derivative	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€) derivative	Dec. 31, 2020 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€)
Derivative [Line Items]
Face amount of debt instrument	$ 2,023,709,000	$ 2,036,101,000
Derivative gains (losses) included in accumulated other comprehensive income expected to be reclassified within twelve months	3,400,000
Notes Receivable from Related Party | Publicly Listed Company Considered a Related Party | Convertible Note Receivable Purchased in 2017
Derivative [Line Items]
Loans to related parties					$ 3,000,000
Proceeds from the collection of notes receivable		3,200,000
German Private Placement (Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument	294,738,000	357,911,000			$ 331,100,000
German Private Placement (Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €			€ 220,500,000	€ 255,000,000
Unrealized gain (loss) recorded in equity	(2,100,000)	(26,900,000)
Accrued Liabilities
Derivative [Line Items]
Derivative liability fair value	(9,200,000)	(600,000)
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative asset fair value	11,200,000	56,100,000
Prepaid Expenses and Other Current Assets | Notes Receivable from Related Party | Publicly Listed Company Considered a Related Party
Derivative [Line Items]
Loans to related parties	$ 10,000,000	15,000,000
Interest Rate Swap
Derivative [Line Items]
Number of derivative instruments | derivative	5		5
Interest Rate Swap | Derivative Contracts 2015
Derivative [Line Items]
Derivative asset notional amount | €						€ 180,000,000
Interest Rate Swap | Derivative Contracts 2015 | Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Interest receivable	$ 1,400,000	1,100,000
Interest Rate Swap | Derivative Contracts 2014 | Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Interest receivable		600,000
Interest Rate Swap | Derivative Contracts 2014 | Accrued and Other Current Liabilities
Derivative [Line Items]
Interest receivable	600,000	600,000
Foreign Exchange Contracts | Undesignated Derivative Instruments
Derivative [Line Items]
Notional amount	$ 1,300,000,000	$ 1,300,000,000